Note 12 - Deferred Share Units (Tables)	12 Months Ended
Nov. 30, 2014
Deferred Compensation Arrangements Disclosure [Abstract]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
	November 30, 2014		November 30, 2013		November 30, 2012
	$	shares	$	shares	$	shares

Additional paid in capital	20,807	5,968	39,547	20,591	36,727	12,199
Accrued liability	3,759	1,338	9,181	2,325	9,688	4,611